Dividends - Schedule of dividends payable (Parenthetical) (Details) - shares		12 Months Ended
	May 01, 2019	Dec. 31, 2023
Preferred Stock Issue [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Number of preferred shares converted into common shares	17,482,000	17,482,000